Other liabilities	12 Months Ended
Dec. 31, 2025
Other liabilities.
Other liabilities

21.Other liabilities

	As at December 31
(in EUR 000)	2025	2024
Holiday pay accrual	552	903
Salary	3,840	3,354
Accrued expenses	482	511
Foreign currency swaps and forwards - current	—	353
VAT payable	246	—
Other	1,509	1,103
Total other liabilities	6,629	6,224

The increase of €405,000 in other liabilities as at December 31, 2025, compared to December 31, 2024, is mainly due to an increase in other, in salaries and in VAT payable, partially offset by a decrease in the holiday pay accrual and in the fair value of the foreign currency swaps and forwards. We refer to note 21.1 for more details on the foreign currency swaps and forwards.

As at December 31, 2025 and as at December 31, 2024, Other mainly consists of an outstanding liability related to the continued development of the Company’s strategic R&D project

21.1.   Foreign currency swaps and forwards

The Company is exposed to currency risk primarily due to the expected future USD, AUD and NIS expenses that will be incurred as part of the ongoing and planned marketing, clinical trials and other related expenses. A financial risk management policy has been approved to i) generate yields on liquidity and ii) reduce the exposure to currency fluctuations with a timeline up to 24 months and by means of foreign currency swaps and forwards. There have not been any transfers of level 3 categories during the year.

The Company has entered into several foreign currency swaps and forwards for which the notional amounts are detailed in the table below:

	As at December 31
(in EUR 000)	2025	2024
Foreign currency swaps EUR - USD (in EUR)	—	5,000
Foreign currency swaps EUR - USD (in USD)	—	5,451
Foreign currency forwards EUR - USD (in EUR)	2,000	4,000
Foreign currency forwards EUR - USD (in USD)	2,355	4,277

The following table shows the carrying amount of these derivative financial instruments measured at fair value in the statement of the financial position including their levels in the fair value hierarchy:

	As at December 31, 2025
(in EUR 000)	Level I	Level II	Level III	Total
Financial assets
Foreign currency forwards	—	4	—	4

The fair value is determined by the financial institution and is based on foreign currency swaps and forwards rates and the maturity of the instrument. All foreign currency swaps and forwards are classified as current as their maturity date is within the next twelve months.

The change in the balance of the financial asset is detailed as follows:

(in EUR 000)	2025	2024
Opening value at January 1	—	343
Settled contracts	—	(343)
Fair value adjustments	4	—
Closing value at December 31	4	—

The change in the balance of the financial liability is detailed as follows:

(in EUR 000)	2025	2024
Opening value at January 1	353	90
Fair value adjustments	—	353
Settled contracts	(353)	(90)
Closing value at December 31	—	353